Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Projected Benefit Obligation Assumptions [Member] | Prior to age 65 [Member]
Health care cost trend rate
Health care cost trend rate	6.50%	5.75%
Projected Benefit Obligation Assumptions [Member] | After age 65 [Member]
Health care cost trend rate
Health care cost trend rate	6.50%	5.75%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.55%	3.00%
Cash balance interest crediting rate	3.36%	3.00%
Rate of compensation increase	4.13%	3.56%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.43%	2.37%